Document and Entity Information	May 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 15, 2025
Entity Registrant Name	Fidelity Private Credit Fund
Entity Central Index Key	0001920453
Entity Emerging Growth Company	true
Entity File Number	814-01571
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-6585799
Entity Address Address Line1	245 Summer Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02210
City Area Code	617
Local Phone Number	563-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	Fidelity Private Credit Fund (the “Fund”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) solely for the purpose of correcting Exhibit 99.1 originally filed by the Fund with its Current Report on Form 8-K as filed with the U.S. Securities and Exchange Commission on May 15, 2025 (the “Original Form 8-K”). The corrected Exhibit 99.1 supersedes and replaces in its entirety Exhibit 99.1 to the Original Form 8-K. Except as set forth in above, no changes were made to the Original Form 8-K. The Amendment contains only the cover page to this Form 8-K/A, this Explanatory Note, Item 9.01, the signature page and the corrected Exhibit 99.1.